Debt - Narrative (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jul. 27, 2023	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jul. 31, 2023
Debt Instrument [Line Items]
Total principal debt			$ 625,000,000	$ 625,000,000
Long-term debt			609,000,000	608,000,000
Secured Debt
Debt Instrument [Line Items]
Total principal debt			575,000,000	575,000,000
Second Lien Facility
Debt Instrument [Line Items]
Payment for debt extinguishment or debt prepayment cost		$ 123,000,000
Second Lien Facility | Secured Debt
Debt Instrument [Line Items]
Total principal debt			575,000,000	$ 575,000,000
Second Lien Facility | Secured Debt | Seadrill Finance
Debt Instrument [Line Items]
Debt instrument, face amount		$ 75,000,000			$ 500,000,000
Debt instrument, interest rate, stated percentage		8.375%			8.375%
Debt instrument, issuance, percentage		1.1075
First lien facility
Debt Instrument [Line Items]
Payment for debt extinguishment or debt prepayment cost		$ 187,000,000
Payment for debt extinguishment, make-whole payment		$ 10,000,000
Five Year First Lien Revolving Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term	5 years
Maximum borrowing capacity	$ 225,000,000
Line of credit facility, accordion feature, increase limit	100,000,000
Five Year First Lien Revolving Credit Facility | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Unsecured senior convertible bond | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt			$ 50,000,000
Basis spread on variable rate (as a percent)			6.00%
Hermen convertible bond | Convertible debt
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (in shares)			52.6316
Derivative notional amount			$ 1,000